ACQUISITIONS (Notes)	3 Months Ended
Mar. 31, 2013
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS
Bison Gas Gathering System. On February 15, 2013, Summit Investments acquired BTE and subsequently contributed it to SMP Holdings. On June 4, 2013, SMP Holdings entered into a purchase and sale agreement with SMLP whereby SMLP acquired the Bison Gas Gathering system. The Bison Gas Gathering system was carved out from BTE and primarily gathers natural gas production from Mountrail and Burke counties in North Dakota under long-term contracts ranging from five years to 15 years. For additional information, see Note 1.
Summit Investments accounted for its purchase of BTE (the "BTE Transaction") under the acquisition method of accounting, whereby the various gathering systems' identifiable tangible and intangible assets acquired and liabilities assumed were recorded based on their fair values as of February 15, 2013. The amortizable intangible assets that were acquired are composed of gas gathering agreement contract values and right-of-way easements. Their fair values were determined based upon assumptions related to future cash flows, discount rates, asset lives, and projected capital expenditures to complete the various systems.
Because the Bison Drop Down was executed between entities under common control, SMLP recognized the acquisition of the Bison Gas Gathering system at historical cost which reflected Summit Investments' recent fair value accounting for the BTE Transaction. Furthermore, due to the common control aspect, the Bison Drop Down was accounted for by SMLP on an “as if pooled” basis for all periods in which common control existed. Common control began on February 15, 2013 concurrent with Summit Investments' acquisition of BTE.
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows:

	(In thousands)
Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

We believe that the goodwill recorded represents the incremental value of future cash flow potential attributed to estimated future gathering services within the Williston Basin.
The Bison Drop Down closed on June 4, 2013. The total acquisition purchase price of $248.9 million was funded with $200.0 million of borrowings under SMLP’s revolving credit facility and the issuance of $47.9 million of SMLP common units to SMP Holdings and $1.0 million of general partner interests to SMLP’s general partner. SMP Holdings had a net investment in the Bison Gas Gathering system of $303.2 million.
As noted above, SMLP's acquisition of the Bison Gas Gathering system was a transaction between commonly controlled entities which required that SMLP account for the acquisition in a manner similar to a pooling of interests. As a result, the historical financial statements of the Partnership and the Bison Gas Gathering system have been combined to reflect the historical operations, financial position and cash flows from the date common control began in February 2013. Revenues and net income for the previously separate entities and the combined amounts for the three months ended March 31, 2013, as presented in these unaudited condensed consolidated financial statements follow.

Three months ended March 31, 2013
(In thousands)
SMLP revenues	$43,595
Bison Gas Gathering system revenues	7,531
Combined revenues	$51,126

SMLP net income	$12,480
Bison Gas Gathering system net income	587
Combined net income	$13,067
See Note 1 for additional information.
Unaudited Pro Forma Financial Information. The following unaudited pro forma financial information assumes that the Bison Drop Down occurred on January 1, 2012. The pro forma results for Bison Midstream were derived from revenues and net income in 2013 and 2012. The pro forma adjustments also reflect the impact of $200.0 million of incremental borrowings on our revolving credit facility and incremental depreciation and amortization expense associated with the acquired property, plant and equipment and contract intangibles as a result of the application of fair value accounting. Pro forma net income for the three months ended March 31, 2013 has been adjusted to remove the impact of $8,000 of nonrecurring transaction costs incurred during the three months ended March 31, 2013. Pro forma EPU also reflects consideration of 1,553,849 common units paid to SMP Holdings and 31,711 general partner units paid to the general partner to fund the Bison Drop Down in June 2013 as though those units were issued and outstanding since October 2012, concurrent with SMLP's IPO.

	Three months ended March 31,
	2013	2012
	(In thousands, except per-unit amounts)
Total Bison Midstream revenues included in consolidated revenues	$7,531	$—
Total Bison Midstream net income (loss) included in consolidated net income	587	—

Pro forma total revenues	$59,155	$42,596
Pro forma net income	11,853	4,294

Pro forma common EPU - basic and diluted	$0.24
Pro forma subordinated EPU - basic and diluted	0.24

The unaudited pro forma financial information presented above is not necessarily indicative of what our financial position or results of operations would have been if the Bison Drop Down had occurred on January 1, 2012, or what SMLP’s financial position or results of operations will be for any future periods.